Contingent Liabilities And Commitments (Future Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Contingent Liabilities And Commitments [Abstract]
2013	$ 1,945
2014	1,667
2015	1,388
2016	1,354
2017 and thereafter	1,368
Future minimum lease commitments total, total	$ 7,722